Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Related Tax Effects Allocated to OCI (Detail) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ (3,034)
Other comprehensive income (loss), before tax	5,252	$ 18,732	$ (6,159)
Other comprehensive income (loss), tax	(2,733)	(4,490)	1,888
Total other comprehensive income (loss), net of tax	$ 2,519	$ 14,242	$ (4,271)
Effective income tax rate	27.70%	16.10%	21.60%	24.00%
Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, net of tax	$ 3,099
Other comprehensive income (loss), before tax	11,385	$ 18,712	$ (7,872)
Other comprehensive income (loss), tax	(2,733)	(4,490)	1,888
Total other comprehensive income (loss), net of tax	$ 8,652	$ 14,222	$ (5,984)
Effective income tax rate	16.50%	13.60%	18.30%	24.00%
Pension plans other comprehensive income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	$ 4,079
Other comprehensive income (loss) before reclassifications, tax	(980)
Other comprehensive income (loss) before reclassifications, net of tax	3,099
Other comprehensive income (loss), before tax	10,840
Other comprehensive income (loss), tax	(2,604)
Total other comprehensive income (loss), net of tax	8,236
Pension plans other comprehensive income (loss) | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	4,079
Other comprehensive income (loss) before reclassifications, tax	(980)
Other comprehensive income (loss) before reclassifications, net of tax	3,099
Other comprehensive income (loss), before tax	10,840	$ 16,538	$ (11,119)
Other comprehensive income (loss), tax	(2,604)	(3,968)	2,668
Total other comprehensive income (loss), net of tax	8,236	12,570	(8,451)
Net actuarial gain/(loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	34,818
Other comprehensive income (loss), tax	(8,357)
Total other comprehensive income (loss), net of tax	26,461
Net actuarial gain/(loss) | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	4,079	59,176	(57,539)
Other comprehensive income (loss) before reclassifications, tax	(980)	(14,202)	13,809
Other comprehensive income (loss) before reclassifications, net of tax	3,099	44,974	(43,730)
Reclassification from AOCI, before Tax	34,818	44,597	37,830
Reclassification from AOCI, tax	(8,357)	(10,703)	(9,079)
Reclassification from AOCI, net of tax	26,461	33,894	28,751
Other comprehensive income (loss), before tax	34,818
Other comprehensive income (loss), tax	(8,357)
Total other comprehensive income (loss), net of tax	26,461
Amortization of prior service cost
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	175
Other comprehensive income (loss), tax	(42)
Total other comprehensive income (loss), net of tax	133
Amortization of prior service cost | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	175	959	1,155
Reclassification from AOCI, tax	(42)	(230)	(277)
Reclassification from AOCI, net of tax	133	729	878
Other comprehensive income (loss), before tax	175
Other comprehensive income (loss), tax	(42)
Total other comprehensive income (loss), net of tax	133
Regulatory adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss), before tax	(28,232)
Other comprehensive income (loss), tax	6,775
Total other comprehensive income (loss), net of tax	(21,457)
Regulatory adjustment | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	(28,232)	(88,194)	7,435
Reclassification from AOCI, tax	6,775	21,167	(1,785)
Reclassification from AOCI, net of tax	(21,457)	(67,027)	5,650
Other comprehensive income (loss), before tax	(28,232)
Other comprehensive income (loss), tax	6,775
Total other comprehensive income (loss), net of tax	(21,457)
FSIRS
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	545
Reclassification from AOCI, tax	(129)
Reclassification from AOCI, net of tax	416
Other comprehensive income (loss), before tax	545
Other comprehensive income (loss), tax	(129)
Total other comprehensive income (loss), net of tax	416
FSIRS | Southwest Gas Corporation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification from AOCI, before Tax	545	2,174	3,247
Reclassification from AOCI, tax	(129)	(522)	(780)
Reclassification from AOCI, net of tax	416	1,652	2,467
Other comprehensive income (loss), before tax	545	2,174	3,247
Other comprehensive income (loss), tax	(129)	(522)	(780)
Total other comprehensive income (loss), net of tax	416	1,652	2,467
Foreign currency items
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive income (loss) before reclassifications, before tax	(6,133)	20	1,713
Other comprehensive income (loss) before reclassifications, tax	0	0	0
Other comprehensive income (loss) before reclassifications, net of tax	$ (6,133)	$ 20	$ 1,713